UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 93.6%
Aerospace & Defense – 2.9%
6,481	Airbus Group SE	$ 460,057
3,300	Precision Castparts Corp.	643,236
3,275	TransDigm Group, Inc.*	741,132

		1,844,425

Air Freight & Logistics – 1.0%
3,675	FedEx Corp.	629,968

Beverages – 2.0%
10,448	Constellation Brands, Inc. Class A	1,253,969

Biotechnology – 3.4%
6,470	Amgen, Inc.	1,142,537
8,565	Gilead Sciences, Inc.	1,009,471

		2,152,008

Capital Markets – 0.2%
5,739	OM Asset Management PLC	101,408

Chemicals – 1.5%
4,862	Monsanto Co.	495,389
1,534	The Sherwin-Williams Co.	426,084

		921,473

Commercial Banks – 9.0%
111,282	Bank of America Corp.	1,989,722
7,842	Bank of the Ozarks, Inc.	345,989
19,136	JPMorgan Chase & Co.	1,311,390
21,683	Regions Financial Corp.	225,287
3,702	Signature Bank*	538,974
23,194	Wells Fargo & Co.	1,342,237

		5,753,599

Commercial Services & Supplies – 0.5%
9,150	The ADT Corp.	315,950

Communications Equipment – 1.4%
11,400	Motorola Solutions, Inc.	685,824
4,651	Radware Ltd.*	88,555
9,930	Ruckus Wireless, Inc.*	122,437

		896,816

Computers & Peripherals – 1.2%
20,540	EMC Corp.	552,321
2,584	Western Digital Corp.	222,379

		774,700

Construction Materials – 0.9%
3,450	Martin Marietta Materials, Inc.	541,029

Consumer Finance – 1.5%
8,535	American Express Co.	649,172
19,481	Navient Corp.	305,852

		955,024

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services – 1.2%
22,747	H&R Block, Inc.	$ 757,248

Diversified Financial Services* – 3.3%
14,846	Berkshire Hathaway, Inc. Class B	2,119,118

Diversified Telecommunication Services*(a) – 0.6%
12,247	Cellnex Telecom SAU	202,964
2,576	Sunrise Communications Group AG	201,680

		404,644

Electrical Equipment – 0.2%
599	Acuity Brands, Inc.	120,513

Electronic Equipment, Instruments & Components – 0.7%
13,600	FLIR Systems, Inc.	418,744

Food & Staples Retailing – 1.0%
6,364	Walgreens Boots Alliance, Inc.	614,953

Food Products – 1.1%
2,054	Blue Buffalo Pet Products, Inc.*	57,389
4,900	Post Holdings, Inc.*	263,326
3,533	The J.M. Smucker Co.	394,601

		715,316

Health Care Equipment & Supplies – 0.4%
1,542	Becton Dickinson & Co.	234,615

Health Care Providers & Services – 3.2%
6,400	Express Scripts Holding Co.*	576,448
3,593	HCA Holdings, Inc.*	334,185
5,000	Laboratory Corp. of America Holdings*	636,450
3,402	Universal Health Services, Inc. Class B	494,072

		2,041,155

Hotels, Restaurants & Leisure – 2.0%
10,770	Carnival Corp.	573,934
20,500	Interval Leisure Group, Inc.	437,060
3,996	Starbucks Corp.	231,488

		1,242,482

Household Durables* – 1.8%
748	NVR, Inc.	1,114,550

Insurance – 4.0%
14,173	Aflac, Inc.	907,781
4,100	Aon PLC	413,157
12,500	Brown & Brown, Inc.	418,125
4,074	The Chubb Corp.	506,520
6,700	Willis Group Holdings PLC	311,483

		2,557,066

Internet & Catalog Retail* – 1.5%
33,300	Liberty Interactive Corp. QVC Group Class A	967,365

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 2.9%
21,138	eBay, Inc.	$ 594,401
769	Google, Inc. Class A	505,617
1,165	Google, Inc. Class C	728,836

		1,828,854

IT Services – 2.5%
5,128	Accenture PLC Class A	528,748
4,190	Computer Sciences Corp.	274,152
21,055	PayPal Holdings, Inc.*	814,828

		1,617,728

Machinery – 0.5%
10,800	Allison Transmission Holdings, Inc.	315,144

Media – 17.5%
9,943	Comcast Corp. Class A	619,847
17,500	Discovery Communications, Inc. Class C*	530,250
14,501	DISH Network Corp. Class A*	936,910
39,862	Gannett Co, Inc.*	504,254
13,326	JCDecaux SA	509,955
15,700	Liberty Broadband Corp. Class C*	840,421
28,800	Liberty Global PLC Series C*	1,415,232
31,000	Liberty Media Corp. Class C*	1,168,700
38,851	News Corp. Class A*	572,275
29,724	Sirius XM Holdings, Inc.*	117,707
39,209	TEGNA, Inc.	1,142,158
6,427	The Walt Disney Co.	771,240
12,392	Time Warner, Inc.	1,090,992
27,000	Twenty-First Century Fox, Inc. Class B	905,040

		11,124,981

Multiline Retail – 2.0%
6,600	Dollar Tree, Inc.*	514,998
9,917	Nordstrom, Inc.	756,766

		1,271,764

Oil, Gas & Consumable Fuels – 1.5%
2,800	Pioneer Natural Resources Co.	354,956
16,000	Range Resources Corp.	629,440

		984,396

Personal Products – 0.5%
57,000	Avon Products, Inc.	323,190

Pharmaceuticals – 6.4%
2,260	Allergan PLC*	748,399
5,770	Endo International PLC*	505,106
3,402	Johnson & Johnson	340,914
12,183	Merck & Co., Inc.	718,310
20,609	Pfizer, Inc.	743,160
4,045	Valeant Pharmaceuticals International, Inc.*	1,041,709

		4,097,598

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 2.9%
5,733	Lamar Advertising Co. Class A	$ 344,267
55,219	Northstar Realty Finance Corp.	883,504
40,800	Redwood Trust, Inc.	632,400

		1,860,171

Real Estate Management & Development* – 0.8%
11,436	Realogy Holdings Corp.	520,567

Road & Rail* – 1.0%
6,901	Old Dominion Freight Line, Inc.	504,808
3,040	Saia, Inc.	131,997

		636,805

Semiconductors & Semiconductor Equipment – 0.7%
8,400	Texas Instruments, Inc.	419,832

Software – 2.4%
3,344	Citrix Systems, Inc.*	252,840
5,038	CommVault Systems, Inc.*	188,774
4,655	Microsoft Corp.	217,388
11,800	Oracle Corp.	471,292
5,695	PTC, Inc.*	207,013
9,236	Symantec Corp.	210,027

		1,547,334

Specialty Retail – 2.1%
16,401	Cabela’s, Inc.*	728,696
5,383	The Home Depot, Inc.	629,973

		1,358,669

Textiles, Apparel & Luxury Goods* – 2.0%
9,200	Fossil Group, Inc.	632,500
29,350	Iconix Brand Group, Inc.	637,775

		1,270,275

Wireless Telecommunication Services* – 1.4%
21,547	T-Mobile US, Inc.	876,101

TOTAL COMMON STOCKS		$59,501,547

Shares	Description	Expiration Date	Value
Warrant* – 0.4%
Commercial Banks – 0.4%
10,644	JPMorgan Chase & Co.	10/28/18	278,660

TOTAL INVESTMENTS – 94.0%			$59,780,207

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.0%			3,802,650

NET ASSETS – 100.0%			$63,582,857

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $404,644, which represents approximately 0.6% of net assets as of July 31, 2015.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
USD	— U.S. Dollar

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley & Co.	USD/CHF	08/20/15	$202,969	$63

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley & Co.	USD/EUR	08/20/15	$1,169,931	$(222)
State Street Bank and Trust	CHF/USD	08/05/15	202,838	(221)
	EUR/USD	08/05/15	1,175,147	(947)

TOTAL				$(1,390)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$59,861,023

Gross unrealized gain	4,010
Gross unrealized loss	(84,826)

Net unrealized security loss	$(80,816)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Organization — The Goldman Sachs Multi-Manager U.S. Dynamic Equity Fund commenced operations on July 31, 2015.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,649,790	$—	$—
North America	54,763,202	—	—
Asia	88,555	—	—
Warrants	—	278,660	—
Total	$59,501,547	$278,660	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$63	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,390)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — The Fund may hold foreign securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date September 29, 2015

*	Print the name and title of each signing officer under his or her signature.